TAXES	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TAXES

17.                  TAXES

17.1 Provision for income taxes

Year ended 31 December	2011	2010
	$	$

Loss before tax	(628,767)	(619,576)
Statutory tax rate	26.50%	28.50%

Expected tax recovery	167,000	177,000
Different tax rates in foreign jurisdiction	(167,000)	(157,000)
Change in valuation allowance	-	(20,000)

Tax recovery for the year	-	-

17.2 Deferred tax balances

The tax effects of temporary differences that give rise to future income tax assets and liabilities are as follows:

As at 31 December	2011	2010
	$	$

Tax loss carry-forwards	116,000	116,000
Valuation allowance	(116,000)	(116,000)

Deferred tax assets (liabilities)	-	-

As a Bermuda exempted company, the Company is not currently subject to income tax filing requirements in Bermuda.

The Company has estimated accumulated non-capital losses of $452,000 in Canada which may be carried forward to reduce taxable income in future years. As at 31 December 2011, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.